Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities (Textual)
Accounts payable and accrued liabilities	$ 9,710	$ 1,776	$ 1,000